Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	1.97%	2.09%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		2.25%	1.34%	1.87%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.61%	0.06%	0.80%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.31%	0.46%	0.96%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		3.33%	1.10%	1.33%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	1.60%	1.82%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	2.11%	2.34%
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		5.47%	2.18%	2.34%
Performance Inception Date	May 01, 2017
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		(2.07%)	(0.22%)	1.34%
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.07%)	(0.22%)	1.34%
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.19%	0.52%	1.68%
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		2.80%	0.96%	2.03%